Exploration for and evaluation of oil and natural gas resources	12 Months Ended
Dec. 31, 2019
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration for and evaluation of oil and natural gas resources
Exploration for and evaluation of oil and natural gas resources
The following financial information represents the amounts included within the group totals relating to activity associated with the exploration for and evaluation of oil and natural gas resources. All such activity is recorded within the Upstream segment.
For information on significant judgements made in relation to oil and natural gas accounting see Intangible assets in Note 1.

			$ million
	2019	2018	2017
Exploration and evaluation costs
Exploration expenditure written off[a]	631	1,085	1,603
Other exploration costs	333	360	477
Exploration expense for the year	964	1,445	2,080
Impairment losses	2	137	—
Intangible assets – exploration and appraisal expenditure[b]	14,091	15,989	17,026
Liabilities	73	60	82
Net assets	14,018	15,929	16,944
Cash used in operating activities	333	360	477
Cash used in investing activities	1,215	1,119	1,901
[a] 2018 includes $447 million in the deepwater Gulf of Mexico principally relating to licence expiries. 2017 included write-offs in Angola of $574 million in relation to licence relinquishment and Egypt of $208 million following a determination that no commercial hydrocarbons had been found. 2017 also included a $145-million write-off in relation to the value ascribed to certain licences in the deepwater Gulf of Mexico as part of the accounting for the acquisition of upstream assets from Devon Energy in 2011. For further information see Upstream – Exploration on page 53.
[b] 2019 includes approximately $2.5 billion relating to Canadian oil sands. See Note 1 for further information.

The carrying amount, by location, of exploration and appraisal expenditure capitalized as intangible assets at 31 December 2019 is shown in the table below.

Carrying amount	Location
$1 - 2 billion	Angola; Egypt; Middle East
$2 - 3 billion	US - Gulf of Mexico; Canada; Brazil